Business combination (Details 6) (Cryptic Studios, CNY)	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Aug. 31, 2011	Aug. 31, 2011 Trade name and domain name	Aug. 31, 2011 Game engine	Aug. 31, 2011 Completed game	Aug. 31, 2011 IPR&D
Business combination disclosures
Business Acquisition, Cost of Acquired Entity, Purchase Price		323,079,967
Percentage of voting interests acquired		100.00%
Allocation of purchase price
Net tangible assets acquired		(1,328,000)
Identifiable intangible assets			30,803,000	21,717,000	55,485,000	47,172,000
Identifiable net assets acquired		153,849,000
Cash consideration		323,080,000
Goodwill		169,231,000
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation		28,806,000
Total goodwill arising from business combination		198,037,000
Weighted average amortization period at the acquisition date				5 years	4 years
Goodwill measurement period adjustment	0